Capital and additional paid-in capital	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
20.	Capital and additional paid-in capital

Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)
“Class F”; may only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, exchanging one share for another share.

The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2018, 2017 and 2016:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2016	6,342,189	2,474,469	30,152,247	-	38,968,905
Conversions	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	68,785	-	68,785
Restricted stock units – vested	-	-	65,358	-	65,358
Outstanding at December 31, 2016	6,342,189	2,474,469	30,343,390	-	39,160,048

Conversions	-	(64,663)	64,663	-	-
Repurchased common stock	-	(1,000)	-	-	(1,000)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	142,268	-	142,268
Restricted stock units – vested	-	-	70,519	-	70,519
Outstanding at December 31, 2017	6,342,189	2,408,806	30,677,840	-	39,428,835

Conversions	-	(64,386)	64,386	-	-
Repurchased common stock	-	(99,193)	(64)	-	(99,257)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	102,918	-	102,918
Restricted stock units – vested	-	-	49,055	-	49,055
Outstanding at December 31, 2018	6,342,189	2,245,227	30,951,135	-	39,538,551

Additional paid-in capital

As of December 31, 2018, and 2017, the additional paid-in capital consists of additional cash contributions to the common capital paid by shareholders.